Derivative Warrant Liabilities (Details) - Cik 0001821171_qell acquisition corp Member	3 Months Ended	5 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 D $ / shares shares
Class of Warrant or Right [Table]
Debt Instrument, Convertible, Threshold Consecutive Trading Days | D		10
Derivative warrant liabilities
Class of Warrant or Right [Table]
Warrants issued | shares		19,710,000
Warrants outstanding | shares	19,710,000	19,710,000
Public Warrants exercisable term after the completion of a business combination		30 days
Warrant exercise period condition one	30 days
Warrant exercise period condition two	12 months
Maximum period after business combination in which to file registration statement		20 days
Period of time within which registration statement is expected to become effective		60 days
Threshold issue price per share	$ 9.20	$ 9.20
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		100.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 11.50
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%
Adjustment of redemption price of stock based on market value and newly issued price 2 (as a percent)		180.00%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	0.361	0.361
Derivative warrant liabilities | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Table]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Derivative warrant liabilities | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Table]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00
Private Placement Warrants
Class of Warrant or Right [Table]
Warrants issued | shares		7,060,000
Public Warrants
Class of Warrant or Right [Table]
Warrants issued | shares		12,650,000
Public Warrants expiration term	5 years	5 years
Threshold trading days determining volume weighted average price		20 days
Percentage of gross proceeds on total equity proceeds		60.00%
Threshold issue price per share	$ 9.20	$ 9.20
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Table]
Warrant redemption condition minimum share price		18.00
Redemption price per public warrant (in dollars per share)		$ 0.01
Threshold trading days for redemption of public warrants | D		20
Threshold consecutive trading days for redemption of public warrants | D		30
Redemption period		30 days
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Table]
Warrant redemption condition minimum share price		$ 10.00
Warrant redemption condition minimum share price scenario two		18.00
Redemption price per public warrant (in dollars per share)		$ 0.10